Debt - Additional Information (Detail)	1 Months Ended		9 Months Ended	12 Months Ended
	Aug. 25, 2016 USD ($)	Jan. 26, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2016	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 18, 2007
Debt Instrument [Line Items]
Debt interest payments				Interest on all debt issued by The Progressive Corporation is payable semiannually at the stated rates. However, the 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 (the “6.70% Debentures”) will only bear interest at this fixed annual rate through June 14, 2017. Thereafter, the 6.70% Debentures will bear interest at an annual rate equal to the three-month London Interbank Offered Rate (LIBOR) plus 2.0175%, and interest will be payable quarterly until the 6.70% Debentures are redeemed or retired.
Interest payment frequency				Payable semiannually
Debt Instrument, Periodic Payment, Principal in Next Twelve Months			$ 25,000,000	$ 25,000,000
Debt Instrument, Number of Subsidiaries, one hundred percent of common stock as collateral			4	4
Gains (losses) on extinguishment of debt				$ 1,600,000		$ (900,000)	$ (4,800,000)
Gain (Loss) on Derivative Instruments, Net, Pretax				(20,000,000)		(20,700,000)	(64,100,000)
Discretionary Line of Credit
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 100,000,000	100,000,000		100,000,000
Line of Credit Facility, Interest Rate Description			advances under the Line of Credit (if any) will bear interest at a variable rate equal to the higher of PNC's Prime Rate or the sum of the Federal Funds Open Rate plus 50 basis points.		advances under the Line of Credit (if any) will bear interest at a variable rate equal to the higher of PNC's Prime Rate or the sum of the Federal Funds Open Rate plus 50 basis points.
Line of Credit Facility, Description			Each advance must be repaid on the 30th day after the advance or, if earlier, on April 30, 2017, the expiration date of the Line of Credit.		each advance must be repaid on the 30th day after the advance or, if earlier, on April 30, 2017, the expiration date of the Line of Credit.
Long-term Line of Credit			$ 0	0		0
Discretionary Line of Credit | Federal Funds Rate
Debt Instrument [Line Items]
Basis points			0.50%		0.50%
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 1,000,000,000	$ 1,000,000,000		1,000,000,000
Debt Instrument, Interest Rate, Stated Percentage			6.70%	6.70%				6.70%
Repurchase of debt, face amount				$ 19,800,000		18,400,000
Gains (losses) on extinguishment of debt				$ 1,600,000		(900,000)
Fixed interest rate term				10 years
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 | Three Month LIBOR
Debt Instrument [Line Items]
Basis points				2.0175%
2.45% Senior Notes Due 2027
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 500,000,000		$ 500,000,000	$ 500,000,000		0
Debt Instrument, Interest Rate, Stated Percentage	2.45%		2.45%	2.45%
Proceeds from Debt, Net of Issuance Costs	$ 495,600,000
Debt Related Commitment Fees and Debt Issuance Costs	$ 900,000
3.70% Senior Notes due 2045
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 400,000,000	$ 400,000,000	$ 400,000,000		400,000,000
Debt Instrument, Interest Rate, Stated Percentage		3.70%	3.70%	3.70%
Proceeds from Debt, Net of Issuance Costs		$ 394,900,000
Debt Related Commitment Fees and Debt Issuance Costs		$ 800,000
Other Assets [Member]
Debt Instrument [Line Items]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets			$ 1,300,000	$ 1,300,000
London Interbank Offered Rate (LIBOR) [Member] | Notes Payable, Other Payables [Member] | Other Debt Instruments [Member]
Debt Instrument [Line Items]
Basis points				2.25%
Designated as Hedging Instrument [Member] | Ineffective Cash Flow Hedge [Member]
Debt Instrument [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax				$ (1,300,000)		200,000	$ 500,000
Designated as Hedging Instrument [Member] | Ineffective Cash Flow Hedge [Member] | 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Debt Instrument [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax				100,000		$ 200,000
Designated as Hedging Instrument [Member] | Ineffective Cash Flow Hedge [Member] | 2.45% Senior Notes Due 2027
Debt Instrument [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax				$ (1,400,000)